Appendix 3 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 316,004	$ 242,372
Non-renegotiated Portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	295,574	204,419
Renegotiated portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	21,950	38,529
Recoveries [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ (1,520)	$ (576)